Share Capital and Other Reserves (Details)								6 Months Ended	12 Months Ended
	Aug. 11, 2023 USD ($) shares	Jul. 26, 2023 $ / shares	Jan. 31, 2023 USD ($)	Jan. 26, 2023 $ / shares shares	Nov. 11, 2022 USD ($) shares	Oct. 05, 2022 USD ($) shares	Sep. 21, 2022 USD ($) shares	Jun. 30, 2023	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 26, 2028 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 12, 2023 shares	May 17, 2023 shares	Jul. 14, 2022 shares	Jul. 13, 2022 € / shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 11, 2022 shares	Jun. 30, 2022 € / shares
Share Capital and Other Reserves (Details) [Line Items]
Authorized shares														350,000,001
Ordinary shares					100,000	50,000	50,000							300,000,000
Ordinary shares, per share | (per share)									€ 1					$ 0.005				€ 1	$ 0.005		€ 1
Number of preferred shares (in Dollars) | $														$ 50,000,000					$ 50,000,000
Authorised capital (in Dollars) | $																			$ 1,750,000
Reorganization acquired percentage														50.00%
Agreement amount total (in Dollars) | $										$ 1,505,000
Addition to payments (in Dollars)									€ 109,828	$ 105,350
Purchase price percentage									1.00%	1.00%
Non-accountable expense allowance (in Dollars) | $														$ 15,050
Exercise price per share (in Dollars per share) | $ / shares										$ 1
Ordinary shares amount (in Dollars) | $							$ 11,250
Aggregate purchase price (in Dollars) | $						$ 250
Marketing agreement (in Dollars)	$ 1,500								€ 323,651		€ 17,566	€ 1,210
Percentage of offering price		100.00%		93.00%
Granted option								6 years 7 months 6 days
Ordinary shares issued																				1
Ordinary period									12 months	12 months
Brera Holdings PLC [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares, per share | € / shares																		€ 1
Net proceeds (in Dollars) | $			$ 6,900,000
Brera Milano [Member]
Share Capital and Other Reserves (Details) [Line Items]
Reorganization acquired percentage														100.00%
Payment (in Euro) | €									€ 25,000
Contribution (in Euro) | €									253,821
Restore of share capital (in Euro) | €									€ 253,821
Shareholders owning percentage														35.00%
Pinehurst Partners LLC [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares							2,250,000
Christopher Paul Gardner [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares amount (in Dollars) | $							$ 1,000
Director [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares amount (in Dollars) | $					$ 250		$ 250
Daniel Joseph McClory [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares						250,000
Daniel Joseph McClory’s adult son [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares amount (in Dollars) | $						$ 1,250
Chief Executive Officer [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares amount (in Dollars) | $					$ 500
Private Placements [Member]
Share Capital and Other Reserves (Details) [Line Items]
Purchase price percentage									7.00%	7.00%
Class A Ordinary Share [Member]
Share Capital and Other Reserves (Details) [Line Items]
Authorized shares																			50,000,000
Ordinary shares						250,000											8,100,000
Ordinary shares, per share | $ / shares														$ 0.005					$ 0.005
Designated ordinary shares														50,000,000
Ordinary shares votes per share									ten	ten
Warrant to purchase shares									105,350	105,350
Number of surrendered							2,500,000
Class B Ordinary Share [Member]
Share Capital and Other Reserves (Details) [Line Items]
Authorized shares																			250,000,000
Ordinary shares	150,000				50,000	50,000	200,000							1,505,000		40,000	100,000
Ordinary shares, per share | $ / shares		$ 5											$ 5	$ 0.005					$ 0.005
Designated ordinary shares														250,000,000
Ordinary shares votes per share									one	one
Purchase price (in Dollars per share) | $ / shares				$ 4.65
Percentage of offering price									7.00%	7.00%
Purchase to additional shares									225,000	225,000
Ordinary shares issued														105,000
Exercisable percentage									100.00%	100.00%
Class B Ordinary Share [Member] | Daniel Joseph McClory [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares						250,000
Class B Ordinary Share [Member] | Mr. Galoppi [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares															65,000
Class B Ordinary Share [Member] | Private Placements [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares, per share | $ / shares														$ 1
Preference shares [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares, per share | $ / shares														$ 0.005
Initial Public Offering [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares, per share | $ / shares				$ 5
Initial Public Offering [Member] | Class B Ordinary Share [Member]
Share Capital and Other Reserves (Details) [Line Items]
Ordinary shares				1,500,000
Percentage of discount rate									15.00%	15.00%
Over-allotment option [Member]
Share Capital and Other Reserves (Details) [Line Items]
Granted option									45 days	45 days